UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007
                                                 --------------

Check here if Amendment [ ];   Amendment Number:
                                                 --------------

         This Amendment (check only one):   [  ] is a restatement
                                            [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:      MB Investment Partners, Inc.
           ----------------------------------
Address:   825 Third Avenue
           ----------------------------------
           New York, NY 10022
           ----------------------------------

Form 13F File Number: 28-06155
                      --------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Charles J. Daly
          ------------------------------------
Title:    Chief Compliance Officer
          ------------------------------------
Phone:    617-757-7609
          ------------------------------------

Signature, Place and Date of Signing

     /s/ Charles J. Daly         Boston, MA                  05/10/2007
------------------------  ------------------------   -----------------------
      [Signature]               [City, State]                   [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:               0
                                            -----------
Form 13F Information Table Entry Total:         143
                                            -----------
Form 13F Information Table Value Total:       491,848
                                            -----------
                                            (thousands)



List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

MB INVESTMENT PARTNERS
FORM 13F
Master
31-Mar-07

                                                                                                Voting Authority
                                                                                                ----------------
                              Title                   Value          Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer              of class      CUSIP       (x$1000)       Prn Amt  Prn Call Dscretn  Managers    Sole   Shared     None
-------------               --------     ---------    --------       -------  --- ---- -------  --------    ----   ------     ----
3M Co Com                      COM       88579Y101       2165         28330    SH      Sole                  8900            19430
                                                           19           250    SH      Other                                   250
AT&T Inc Com                   COM       00206R102        645         16361    SH      Sole                                  16361
Abbott Labs                    COM       002824100       2682         48070    SH      Sole                 38400             9670
Allergan Inc                   COM       018490102       3116      28119.89    SH      Sole              15560.89            12559
Altria Group Inc               COM       02209S103        563          6416    SH      Sole                  2500             3916
                                                          263          3000    SH      Other                                  3000
American Express               COM       025816109       5429         96257    SH      Sole                 12375            83882
American Intl Gp               COM       026874107      16533        245948    SH      Sole                 70626           175322
                                                          458          6815    SH      Other                                  6815
Americredit Corp               COM       03060R101       2556        111800    SH      Sole                 50525            61275
                                                          128          5600    SH      Other                                  5600
Amgen                          COM       031162100        296          5302    SH      Sole                                   5302
Apache Corp                    COM       037411105       3877      54831.44    SH      Sole              22686.44            32145
Automatic Data                 COM       053015103      10872        224619    SH      Sole                 55260           169359
                                                           24           500    SH      Other                                   500
Bank Of New York               COM       064057102       2512         61950    SH      Sole                  1600            60350
Becton Dickinson & Co          COM       075887109        836         10868    SH      Sole                                  10868
Bed Bath Beyond                COM       075896100       4323        107620    SH      Sole                 52395            55225
Berkshire Hath B               COM       084670207       4903          1347    SH      Sole                    40             1307
Berkshire Hathaway Inc Cl A    COM       084670108        872             8    SH      Sole                                      8
Bj Svcs Co Com                 COM       055482103        609         21815    SH      Sole                 16565             5250
Bp Plc Adr                     COM       055622104       2703         41752    SH      Sole                  4575            37177
                                                           26           400    SH      Other                                   400
Bristol Myers Squibb           COM       110122108       2625         94550    SH      Sole                 58440            36110
                                                          111          4000    SH      Other                                  4000
CVS Caremark Corp              COM       126650100       9573     280413.79    SH      Sole              77732.79           202781
Cameco Corp Com                COM       13321l108        316          7728    SH      Sole                                   7728
Carnival Corp                  COM       143658300       2664         56848    SH      Sole                 41620            15228
Celgene                        COM       151020104       2327         44365    SH      Sole                 28390            15975
Central Fd Cda Ltd Cl A        COM       153501101        113         12000    SH      Sole                                  12000
Cheesecake Factory             COM       163072101       2475         92855    SH      Sole                 45930            46925
Chevron Corp New               COM       166764100       2309         31224    SH      Sole                                  31224
Cintas Corp                    COM       172908105       1472         40770    SH      Sole                 26595            14175
Cisco Sys Inc                  COM       17275R102      14168        554938    SH      Sole                152025           403063
                                                           26          1000    SH      Other                                  1000
Citigroup Inc                  COM       172967101      18007        350745    SH      Sole                 77610           273135
                                                          271          5273    SH      Other                                  5273
Citrix Sys Inc                 COM       177376100       2699         84280    SH      Sole                 50830            33450
Coach Inc                      COM       189754104        607         12120    SH      Sole                                  12120
Coca Cola Co                   COM       191216100       1269         26446    SH      Sole                  4216            22230
Colgate-Palmolive Co           COM       194162103       4046         60580    SH      Sole                 20650            39930
                                                          454          6800    SH      Other                                  6800
Comcast Cl A                   COM       20030N101       2848        109765    SH      Sole                 83661            26104
                                                            3           103    SH      Other                                   103
Conocophillips Com             COM       20825C104        728         10648    SH      Sole                  3600             7048
Consumer Discretionary ETF     COM       81369Y407       6155        161839    SH      Sole                                 161839
Costco Companies               COM       22160k105       1203         22350    SH      Sole                  1200            21150
Crown Castle                   COM       228227104       4231        131682    SH      Sole                 85220            46462
DJ Us Healthcr ETF             COM       464287762       2690         40325    SH      Sole                                  40325
Disney Walt Co                 COM       254687106        534         15500    SH      Sole                                  15500
Du Pont E I De Nemours         COM       263534109         30           600    SH      Sole                                    600
                                                          208          4200    SH      Other                                  4200
EMC Corp                       COM       268648102       4522        326495    SH      Sole                170400           156095
Eli Lilly                      COM       532457108        256          4768    SH      Sole                                   4768
Emerson Electric               COM       291011104       2715         63000    SH      Sole                 21700            41300
                                                           22           500    SH      Other                                   500
Energy Select Sector ETF       COM       81369Y506       8858        146950    SH      Sole                                 146950
Exxon Mobil Corp               COM       30231G102      22869        303107    SH      Sole                 17606           285501
                                                           38           500    SH      Other                                   500
Fedex Corp Com                 COM       31428X106       3178         29580    SH      Sole                  1700            27880
Financial Sector ETF           COM       81369Y605       3298         92570    SH      Sole                   100            92570
General Elec Co                COM       369604103      20953     592561.16    SH      Sole                114618        477943.16
                                                           28           800    SH      Other                                   800
Glaxosmithkline                COM       37733W105       1677         30349    SH      Sole                 10800            19549
Global Crossing Ltd Com        COM       G3921A100          0         50000    SH      Sole                                  50000
Goldman Sachs                  COM       38141G104       8709         42149    SH      Sole                 10265            31884
Health Care Select Spdr        COM       81369Y209       7228        214787    SH      Sole                   350           214437
Healthsonix Inc Com            COM       42226q102          1         10000    SH      Other                                 10000
Hewlett Packard                COM       428236103        877         21850    SH      Sole                                  21850
Home Depot Inc                 COM       437076102       7294        198540    SH      Sole                 51435           147180
Honeywell International        COM       438516106        232          5030    SH      Sole                  4830              200
Hong Kong & China Gqs Lt Adr   COM       438550204         43         19230    SH      Sole                                  19230

                                                                                                Voting Authority
                                                                                                ----------------
                              Title                   Value          Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer              of class      CUSIP       (x$1000)       Prn Amt  Prn Call Dscretn  Managers    Sole   Shared     None
-------------               --------     ---------    --------       -------  --- ---- -------  --------    ----   ------     ----
Industrial Select Sector ETF   COM       81369Y704       7530        211826    SH      Sole                    50           211776
Intel Corp                     COM       458140100       2189        114426    SH      Sole                  1800           112626
International Bus Mach         COM       459200101       5709         60570    SH      Sole                 16150            44420
                                                         1186         12580    SH      Other                                 12580
Ishares MSCI EAFE Index        COM       464287465      11778        154444    SH      Sole                  2720           151794
Ishares MSCI Japan             COM       464286848       6054        415535    SH      Sole                 34100           381435
                                                           15          1000    SH      Other                                  1000
Ishares Tr Dj Us Bas Matl      COM       464287838        252          3920    SH      Sole                                   3920
Ishares Tr Dj Us Tech Sec      COM       464287721       1203         22290    SH      Sole                  8950            13340
Ishares Tr Gldm Schs Semi      COM       464287523        229          3800    SH      Sole                                   3800
Ishares Tr MSCI Emerg Mkt      COM       464287234       1930         16565    SH      Sole                    25            16565
Ishares Tr Russell 1000        COM       464287622        623          8050    SH      Sole                                   8050
Ishares Tr Russell 1000 Grw    COM       464287614       4602         82695    SH      Sole                  1850            80995
JP Morgan Chase                COM       46625H100       2864         59192    SH      Sole                 25094            34098
                                                          314          6500    SH      Other                                  6500
Jabil Circuit Inc              COM       466313103       1691      78994.48    SH      Sole              70444.48             8550
Johnson & Johnson              COM       478160104      15280     253575.86    SH      Sole              69018.86           184557
                                                         1012         16798    SH      Other                                 16798
Kimberly-Clark Corp            COM       494368103        896         13080    SH      Sole                                  13080
Kohls Corp                     COM       500255104       1973         25750    SH      Sole                 23260             2490
Liberty Global A               COM       530555101        232          7045    SH      Sole                  7045
Lowes Cos Inc                  COM       548661107        224          7128    SH      Sole                                   7128
Marriott Intl                  COM       571903202       1748      35709.63    SH      Sole              32759.63             2950
Marsh Mclennan                 COM       571748102        279          9525    SH      Sole                                   9525
Medtronic Inc                  COM       585055106       8095      164991.9    SH      Sole               56899.9           108092
Merck & Co. Inc                COM       589331107       1113         25200    SH      Sole                  2300            22900
Mettler Toledo Intl Com        COM       592688105        954         10646    SH      Other                                 10646
Microsoft Corp                 COM       594918104       9023        323754    SH      Sole                115037           208817
                                                           20           700    SH      Other                                   700
Moodys Corp Com                COM       615369105        496          8000    SH      Sole                                   8000
Morgan Stanley                 COM       617446448        450          5710    SH      Sole                                   5710
Nasdaq 100 Tr                  COM       631100104      10646        244575    SH      Sole                  3390           241285
Nokia Corp Adr                 COM       654902204       3450        150540    SH      Sole                 81765            68775
Northern Trust                 COM       665859104        457          7600    SH      Sole                                   7600
Pennsylvania Pwr & Lt Com      COM       69351T106        646         15805    SH      Sole                                  15805
Pepsico Inc                    COM       713448108       1139         17920    SH      Sole                                  17920
Pfizer Inc                     COM       717081103       3185        126100    SH      Sole                 33200            92900
Pharmaceutical Prod            COM       717124101       4489     133257.05    SH      Sole              37122.05            96135
Procter & Gamble               COM       742718109       8277     131053.67    SH      Sole              39092.67            92011
S&P 400 Midcap                 COM       595635103      18598        120318    SH      Sole                                 120318
S&P 500 Spdr Tr Unit           COM       78462F103      18879        132950    SH      Sole                  1400           131850
S&P 600 Smlcap                 COM       464287804       4326         63695    SH      Sole                                  63695
Schlumberger                   COM       806857108       9699     140356.88    SH      Sole              43571.88            96815
                                                          332          4800    SH      Other                                  4800
Schwab Charles Cp New Com      COM       808513105        447         24423    SH      Sole                                  24423
Staples Inc                    COM       855030102       4173        161481    SH      Sole                101841            59695
Starbucks Corp                 COM       855244109       5641        179890    SH      Sole                 32785           147105
State St Corp                  COM       857477103      16324        252113    SH      Sole                 77330           174783
                                                          133          2059    SH      Other                                  2059
Streettracks Gold Tr Gold Shs  COM       863307104       1361         20700    SH      Sole                  3000            17700
Stryker Corp                   COM       863667101       4423      66691.13    SH      Sole              32938.13            33753
Sysco Corp                     COM       871829107       1180       34885.1    SH      Sole               31385.1             3500
Target Corp Com                COM       87612E106        289          4875    SH      Sole                                   4875
Technology Sector ETF          COM       81369y803       1065         45650    SH      Sole                                  45650
Texas Instruments Inc          COM       882508104       4895        162615    SH      Sole                 70400            92265
Transocean Inc                 COM       G90078109       3117         38150    SH      Sole                  6300            31850
Tyco Intl Ltd                  COM       902124106       1022         32400    SH      Sole                  5000            27400
Union Pac Corp                 COM       907818108        353          3479    SH      Sole                   150             3329
Utilities Select Sector Spdr   COM       81369Y886       2114         53250    SH      Sole                  4500            48750
Viacom Inc New Cl B            COM       92553p201       2820         68605    SH      Sole                 57280            11325
Wal Mart Stores                COM       931142103        519         11050    SH      Sole                                  11050
Walgreen Co                    COM       931422109      10936        238308    SH      Sole                 57935           180443
                                                           16           350    SH      Other                                   350
Weatherford Intl               COM       G95089101       5814        128910    SH      Sole                 47478            81482
Wells Fargo                    COM       949746101       2232      64825.97    SH      Sole              46660.97            18165
Whole Foods Mkt Inc            COM       966837106       3438      76660.35    SH      Sole                 19270         57390.35
Wyeth                          COM       983024100       1435         28686    SH      Sole                  2975            25711
                                                           30           600    SH      Other                                   600
Zimmer Hldgs Inc Com           COM       98956P102        611          7156    SH      Sole                  5056             2100
Dime Bancorp Inc New Wt Exp 0  warrants  25429q110          2         14250    SH      Sole                                  14250
REPORT SUMMARY                    143 DATE RECORDS     491848                0 OTHER MANAGERS ON WHOSE BEHALF THE REPORT IS FILED
